Summary of Changes in Rationalization of Operations related Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Severance and Other Benefits | 2015 Restructuring
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	$ 3,002
Costs paid	(1,795)
Effects of foreign currency exchange	(10)
Ending balance	1,197
Cumulative costs incurred to date	3,284
Severance and Other Benefits | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	508
Costs incurred and charged to expense	107
Costs paid	(488)
Effects of foreign currency exchange	(25)
Ending balance	102
Cumulative costs incurred to date	1,527
Closure and Other Contractual Liabilities | 2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	1,025
Costs incurred and charged to expense	232
Costs paid	(238)
Effects of foreign currency exchange	(108)
Ending balance	911
Cumulative costs incurred to date	$ 7,265